BORROWINGS - Long-Term Debt, Covenants (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
BORROWINGS
Limit based on net tangible assets	10.00%
Credit Facilities
BORROWINGS
Minimum net interest expense ratio	2.20
Default provision on credit facility	$ 500